Related Party Transactions - Table (Details) - CAD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions.
Management fees	$ 1,024,304	$ 740,234
Share-based payments		940,268
Total	$ 1,024,304	$ 1,680,502